ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Schedule of Subsidiaries

As of December 31, 2013, the Company's subsidiaries include the following entities:

		Date of
		Incorporation	Percentage of
Subsidiaries' Name	Principal Activities	or acquisition	Ownership	Place of Incorporation

China Sunergy Co., Ltd.	Investment Holding	January 27, 2006	100%	British Virgin Islands
("China Sunergy BVI")
China Sunergy (Hong Kong) Co.,Limited	Investment Holding	December 7, 2007	100%	Hong Kong
("Sunergy Hong Kong")
China Sunergy Europe Gmbh	Marketing Service	November 27, 2007	100%	Germany
China Sunergy (Nanjing) Co., Ltd.	Solar cells manufacturing	August 2, 2004	100%	PRC
("Sunergy Nanjing")
China Sunergy (Shanghai) Co., Ltd.	Solar cells manufacturing	November 1, 2007	100%	PRC
("Sunergy Shanghai")
CEEG (Shanghai) Solar Science	Modules manufacturing	November 1, 2010	100%	PRC
Technology Co., Ltd. ("SST")
CEEG (Nanjing) Renewable	Modules manufacturing	November 1, 2010	100%	PRC
Energy Co., Ltd ("NRE")
China Sunergy (US) Clean Tech Inc	Sales & Marketing service	April 8, 2011	100%	US
CSUN Trading (Hong Kong)	Trading	May 4, 2011	100%	Hong Kong
Co., Limited
China Sunergy (Yangzhou) Co., Ltd	Solar cell	June 30, 2011	100%	PRC
	Manufacturing and R&D
China Sunergy Luxembourg S.A	Photovoltaic project's	August 5, 2011	100%	Luxembourg
	Engineering & sales
CSUN International (Hong Kong)	100%	Hong Kong
Co., Ltd	Invest Holding	March 22, 2012
CSUN Holding (Luxembourg) s.a.r.l	Invest Holding	April 26, 2012	100%	Luxembourg
CSUN Renewable Energy
(France) S.A.R.L	Marketing service	May 29, 2012	100%	France
CSUN Holding UK LTD	Photovoltaic project's	July 17, 2012	100%	UK
	Engineering & sales
CSUN Italy S.R.L	Marketing service	August 29, 2012	100%	Italy
AEE Renewable UK 6 Limited	Photovoltaic Project	October 30, 2012	100%	UK
AEE Renewable UK 7 Limited	Photovoltaic Project	October 30, 2012	100%	UK
CSUN Eurasia Energy Systems	Modules manufacturing	November 12, 2012	80%	Turkey
Industry and Trade Inc.
CSUN Eurasia Energy Technologies	Solar cells manufacturing	November 12, 2012	80%	Turkey
Industry and Trade Inc.
Lianyungang Yuanhui Solar Power	Photovoltaic project's	July 15, 2013	100%	PRC
	Engineering and sales